Operating leases (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	£ 2,513	£ 2,858
Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	23	23
Not later than one year [member] | Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	332	364
Not later than one year [member] | Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	2	0
Over one year but not more than five years [member] | Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	844	974
Over one year but not more than five years [member] | Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	21	23
Over five years [member] | Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	1,337	1,520
Over five years [member] | Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	£ 0	£ 0